UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	62,767	$17,373,905
Curtiss-Wright Corp.	9,021	1,120,408
Esterline Technologies Corp.*	4,415	312,803
KLX, Inc.*	38,454	2,157,654
Moog, Inc., (Class A Stock)*	13,871	1,166,690
United Technologies Corp.	46,304	5,623,621

		27,755,081

Air Freight & Logistics — 0.9%
FedEx Corp.	40,416	9,354,687

Airlines — 0.2%
Spirit Airlines, Inc.*	46,799	1,995,041

Auto Components — 0.1%
Dorman Products, Inc.*	15,728	1,074,380
Tenneco, Inc.	4,391	260,869

		1,335,249

Automobiles — 0.5%
Tesla, Inc.*(a)	16,838	5,200,416

Banks — 10.8%
Ameris Bancorp	24,336	1,207,065
Bank of America Corp.	435,343	12,263,612
Bank of the Ozarks	67,353	3,247,762
BankUnited, Inc.	107,300	3,994,779
BB&T Corp.	149,397	7,383,200
Brookline Bancorp, Inc.	44,482	716,160
Byline Bancorp, Inc.*	30,200	644,770
Citigroup, Inc.	118,442	8,942,371
Columbia Banking System, Inc.	69,861	3,220,592
Eagle Bancorp, Inc.*	27,545	1,822,102
East West Bancorp, Inc.	96,828	5,958,795
First Interstate BancSystem, Inc., (Class A Stock)	23,204	921,199
German American Bancorp, Inc.	8,949	336,572
Glacier Bancorp, Inc.	44,310	1,774,615
Investors Bancorp, Inc.	24,497	349,572
JPMorgan Chase & Co.	295,484	30,883,988
Pacific Premier Bancorp, Inc.*	21,010	831,996
Pinnacle Financial Partners, Inc.	51,212	3,515,704
PNC Financial Services Group, Inc. (The)	62,375	8,767,430
Renasant Corp.	50,106	2,156,562
Seacoast Banking Corp. of Florida*	85,590	2,227,908
Signature Bank*	13,123	1,801,525
Wintrust Financial Corp.	79,969	6,705,401

		109,673,680

Beverages — 0.1%
MGP Ingredients, Inc.	7,357	546,993

Biotechnology — 2.3%
AbbVie, Inc.	50,532	4,897,561
Amicus Therapeutics, Inc.*(a)	254,855	3,547,581
BioMarin Pharmaceutical, Inc.*	39,880	3,421,704
DBV Technologies SA (France), ADR*(a)	29,569	675,356
Exact Sciences Corp.*	5,502	327,259
Juno Therapeutics, Inc.*	68,001	3,714,215

La Jolla Pharmaceutical Co.*	49,449	1,649,124
Vertex Pharmaceuticals, Inc.*	35,816	5,167,891

		23,400,691

Building Products — 0.6%
JELD-WEN Holding, Inc.*	40,547	1,585,793
Johnson Controls International PLC	89,171	3,356,396
PGT Innovations, Inc.*	98,768	1,614,857

		6,557,046

Capital Markets — 1.2%
Evercore, Inc., (Class A Stock)	20,047	1,741,082
Goldman Sachs Group, Inc. (The)	28,909	7,159,025
Moelis & Co., (Class A Stock)	64,407	3,085,095
OM Asset Management PLC	20,072	329,181
Piper Jaffray Cos.	4,342	341,064

		12,655,447

Chemicals — 2.1%
DowDuPont, Inc.	77,998	5,612,736
Ferro Corp.*	202,026	5,121,359
FMC Corp.	55,126	5,203,895
PolyOne Corp.	94,754	4,378,582
Venator Materials PLC*	48,555	1,068,210

		21,384,782

Commercial Services & Supplies — 0.7%
Advanced Disposal Services, Inc.*	98,754	2,303,931
Mobile Mini, Inc.	101,532	3,644,999
MSA Safety, Inc.	8,225	707,350

		6,656,280

Communications Equipment — 0.9%
ADTRAN, Inc.	55,584	1,283,991
Cisco Systems, Inc.	143,114	5,338,152
Viavi Solutions, Inc.*	210,584	1,973,172

		8,595,315

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp.*	200,509	1,002,545

Construction Materials — 0.6%
Summit Materials, Inc., (Class A Stock)*	191,484	5,890,048

Consumer Finance — 1.2%
Capital One Financial Corp.	71,886	6,613,512
SLM Corp.*	454,693	5,260,798

		11,874,310

Containers & Packaging — 0.4%
Sealed Air Corp.	87,986	4,227,727

Distributors — 0.1%
Core-Mark Holding Co., Inc.	23,715	786,389

Diversified Consumer Services — 0.0%
Houghton Mifflin Harcourt Co.*	38,360	374,010

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	73,305	3,434,340
ORBCOMM, Inc.*	77,370	832,501

		4,266,841

Electric Utilities — 1.7%
American Electric Power Co., Inc.	63,700	4,945,031
El Paso Electric Co.	47,496	2,892,506
Exelon Corp.	161,160	6,721,984
Portland General Electric Co.	50,079	2,485,922

		17,045,443

Electrical Equipment — 0.5%
Eaton Corp. PLC	71,058	5,526,891

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	42,914	3,068,351
Flex Ltd.*	336,884	6,087,494
Littelfuse, Inc.	6,127	1,243,168
Plexus Corp.*	31,670	1,979,692

		12,378,705

Energy Equipment & Services — 1.0%
Forum Energy Technologies, Inc.*	147,435	2,093,577
Halliburton Co.	204,000	8,523,120

		10,616,697

Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	44,696	1,252,829
American Tower Corp.	36,150	5,203,069
Colony NorthStar, Inc., (Class A Stock)	226,046	2,755,501
Columbia Property Trust, Inc.	47,402	1,079,343
Cousins Properties, Inc.	262,899	2,358,204
Crown Castle International Corp.	45,723	5,166,699
Gaming and Leisure Properties, Inc.	35,774	1,299,312
Hersha Hospitality Trust	208,998	3,667,915
Independence Realty Trust, Inc.	39,118	404,089
LaSalle Hotel Properties	68,098	1,936,707
National Storage Affiliates Trust	108,956	2,902,588
Pebblebrook Hotel Trust	51,162	1,968,202
QTS Realty Trust, Inc., (Class A Stock)	16,907	941,044
Retail Opportunity Investments Corp.	93,936	1,838,327
Summit Hotel Properties, Inc.	105,342	1,591,718

		34,365,547

Food & Staples Retailing — 1.3%
Performance Food Group Co.*	101,268	3,002,596
Sprouts Farmers Market, Inc.*	86,404	2,020,126
United Natural Foods, Inc.*	29,184	1,401,416
Wal-Mart Stores, Inc.	68,950	6,704,008

		13,128,146

Food Products — 1.5%
Adecoagro SA (Argentina)*	299,677	2,933,838
B&G Foods, Inc.(a)	30,422	1,177,331
Conagra Brands, Inc.	139,683	5,214,366
Darling Ingredients, Inc.*	140,616	2,524,057
Mondelez International, Inc., (Class A Stock)	79,052	3,394,493
Sanderson Farms, Inc.	1,737	294,752

		15,538,837

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.*	36,632	962,689
Cardiovascular Systems, Inc.*	21,810	546,559
GenMark Diagnostics, Inc.*	234,939	1,045,478
Globus Medical, Inc., (Class A Stock)*(a)	22,095	839,831
Integra LifeSciences Holdings Corp.*	38,858	1,889,276
Masimo Corp.*	20,939	1,860,221
Nevro Corp.*	24,917	1,864,290
Penumbra, Inc.*	3,909	411,618
Zimmer Biomet Holdings, Inc.	43,633	5,109,424

		14,529,386

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*(a)	55,993	1,782,257
Amedisys, Inc.*	8,565	462,510
Cigna Corp.	31,262	6,619,104
Laboratory Corp. of America Holdings*	34,608	5,477,408
Premier, Inc., (Class A Stock)*	35,195	1,021,359
Teladoc, Inc.*(a)	80,181	2,974,715
Tivity Health, Inc.*	75,939	2,794,555
UnitedHealth Group, Inc.	32,113	7,327,223

		28,459,131

Health Care Technology — 0.0%
Evolent Health, Inc., (Class A Stock)*(a)	16,742	215,135

Hotels, Restaurants & Leisure — 3.9%
Bloomin’ Brands, Inc.	46,357	995,285
Brinker International, Inc.	26,292	965,705
Carnival Corp.	53,887	3,537,143
Cheesecake Factory, Inc. (The)(a)	23,565	1,155,628
Marriott International, Inc., (Class A Stock)	67,360	8,554,720
McDonald’s Corp.	34,200	5,881,374
Pinnacle Entertainment, Inc.*	211,624	6,492,624
Planet Fitness, Inc., (Class A Stock)*	142,030	4,597,511
Texas Roadhouse, Inc.	6,970	355,958
Vail Resorts, Inc.	14,257	3,210,106
Wingstop, Inc.	66,118	2,591,164
Zoe’s Kitchen, Inc.*(a)	50,948	814,149

		39,151,367

Household Durables — 0.4%
Newell Brands, Inc.	82,139	2,543,845
TRI Pointe Group, Inc.*	78,825	1,428,309

		3,972,154

Household Products — 0.8%
Procter & Gamble Co. (The)	87,198	7,846,948

Insurance — 2.0%
Brighthouse Financial, Inc.*	40,599	2,386,815
Chubb Ltd.	50,964	7,752,134
MetLife, Inc.	109,463	5,875,974
Navigators Group, Inc. (The)	22,988	1,183,882
RLI Corp.	4,943	295,245
Validus Holdings Ltd.	45,835	2,254,165
White Mountains Insurance Group Ltd.	748	666,461

		20,414,676

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	13,708	16,130,889

Netflix, Inc.*	61,703	11,574,249
Priceline Group, Inc. (The)*	3,086	5,368,745
Wayfair, Inc., (Class A Stock)*(a)	16,597	1,161,624

		34,235,507

Internet Software & Services — 7.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	83,365	14,762,274
Alphabet, Inc., (Class A Stock)*	11,445	11,858,966
Alphabet, Inc., (Class C Stock)*	6,998	7,147,827
Criteo SA (France), ADR*(a)	50,297	1,677,405
eBay, Inc.*	103,599	3,591,777
Facebook, Inc., (Class A Stock)*	75,551	13,386,126
MercadoLibre, Inc. (Argentina)(a)	19,359	5,326,435
MINDBODY, Inc., (Class A Stock)*(a)	49,619	1,617,579
MuleSoft, Inc., (Class A Stock)*	57,504	1,319,717
New Relic, Inc.*	15,150	852,642
Q2 Holdings, Inc.*	76,780	3,213,243
Shutterstock, Inc.*(a)	10,274	436,542
Stamps.com, Inc.*	1,954	329,054
Tencent Holdings Ltd. (China)	254,206	13,015,639

		78,535,226

IT Services — 4.0%
DXC Technology Co.	41,776	4,016,345
InterXion Holding NV (Netherlands)*	67,300	3,885,229
Mastercard, Inc., (Class A Stock)	76,586	11,523,895
PayPal Holdings, Inc.*	94,101	7,126,269
Presidio, Inc.*	123,913	1,913,217
Visa, Inc., (Class A Stock)	112,385	12,653,427

		41,118,382

Life Sciences Tools & Services — 0.6%
Illumina, Inc.*	18,250	4,198,048
INC Research Holdings, Inc., (Class A Stock)*	35,918	1,375,659
NanoString Technologies, Inc.*	33,414	255,617

		5,829,324

Machinery — 1.7%
Actuant Corp., (Class A Stock)	85,155	2,248,092
Barnes Group, Inc.	18,694	1,238,851
CIRCOR International, Inc.	8,753	423,995
Gardner Denver Holdings, Inc.*	70,028	2,269,608
Greenbrier Cos., Inc. (The)(a)	5,691	284,550
NN, Inc.	108,698	3,038,109
RBC Bearings, Inc.*	14,474	1,931,555
Rexnord Corp.*	128,167	3,193,922
Terex Corp.	39,853	1,863,526
Watts Water Technologies, Inc., (Class A Stock)	8,610	640,584
Woodward, Inc.	4,874	377,004

		17,509,796

Media — 2.2%
Charter Communications, Inc., (Class A Stock)*	16,924	5,520,778
Cinemark Holdings, Inc.	94,796	3,423,084
Comcast Corp., (Class A Stock)	159,826	5,999,868
Liberty Global PLC (United Kingdom), (Class C Stock)*	112,416	3,465,785
Twenty-First Century Fox, Inc., (Class A Stock)	111,948	3,575,619

		21,985,134

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
MFA Financial, Inc.	283,003	2,264,024

Multiline Retail — 0.0%
Big Lots, Inc.	5,310	313,821

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	45,510	2,188,576
Arch Coal, Inc., (Class A Stock)	21,034	1,736,567
Chevron Corp.	69,462	8,265,283
Noble Energy, Inc.	112,793	2,966,456
Royal Dutch Shell PLC (Netherlands), (Class A Stock), ADR	138,464	8,878,312
SemGroup Corp., (Class A Stock)	88,065	2,113,560
Suncor Energy, Inc. (Canada)	144,056	4,996,711
Tallgrass Energy GP LP	58,809	1,329,083
WPX Energy, Inc.*	358,624	4,543,766

		37,018,314

Personal Products — 0.9%
elf Beauty, Inc.*(a)	40,093	888,461
Estee Lauder Cos., Inc. (The), (Class A Stock)	67,611	8,439,881

		9,328,342

Pharmaceuticals — 3.6%
Allergan PLC	28,731	4,994,310
Bristol-Myers Squibb Co.	149,151	9,424,852
Catalent, Inc.*	9,622	382,859
Dermira, Inc.*	81,394	2,083,686
Eli Lilly & Co.	71,285	6,033,562
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	11,916	1,483,423
Intersect ENT, Inc.*	90,382	2,761,170
Pfizer, Inc.	208,251	7,551,181
Prestige Brands Holdings, Inc.*	47,908	2,165,442

		36,880,485

Professional Services — 0.5%
Korn/Ferry International	105,870	4,641,341
TrueBlue, Inc.*	29,218	831,252

		5,472,593

Real Estate Management & Development — 0.3%
HFF, Inc., (Class A Stock)	36,255	1,636,551
Marcus & Millichap, Inc.*	37,076	1,184,949

		2,821,500

Road & Rail — 0.7%
Saia, Inc.*	24,699	1,625,194
Union Pacific Corp.	44,343	5,609,390

		7,234,584

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom Ltd.	23,904	6,643,878
Brooks Automation, Inc.	59,297	1,475,902
Cavium, Inc.*	61,489	5,256,080
Intel Corp.	151,508	6,793,619
MACOM Technology Solutions Holdings, Inc.*(a)	88,942	2,898,620
MaxLinear, Inc.*	58,238	1,538,066
NVIDIA Corp.	41,530	8,335,486
Power Integrations, Inc.	5,233	410,790
Semtech Corp.*	49,737	1,693,545
Silicon Laboratories, Inc.*	6,055	551,610
Texas Instruments, Inc.	135,693	13,201,572

		48,799,168

Software — 8.4%
Activision Blizzard, Inc.	105,472	6,581,453
Adobe Systems, Inc.*	57,931	10,512,739
Aspen Technology, Inc.*	6,487	434,110
Callidus Software, Inc.*	47,614	1,393,900
CyberArk Software Ltd. (Israel)*	48,077	2,262,504
Fortinet, Inc.*	58,452	2,458,491
HubSpot, Inc.*(a)	46,096	3,731,471
Microsoft Corp.	263,098	22,144,959
Paycom Software, Inc.*(a)	60,161	4,933,202
Proofpoint, Inc.*(a)	30,949	2,786,957
PTC, Inc.*	85,024	5,414,328
salesforce.com, Inc.*	105,435	10,998,979
Varonis Systems, Inc.*	84,887	4,269,816
Workday, Inc., (Class A Stock)*	54,722	5,636,366
Zendesk, Inc.*	38,480	1,293,313

		84,852,588

Specialty Retail — 1.1%
Chico’s FAS, Inc.	57,693	508,852
DSW, Inc., (Class A Stock)	67,911	1,448,542
Five Below, Inc.*	68,796	4,251,593
Francesca’s Holdings Corp.*	72,251	536,102
Group 1 Automotive, Inc.	23,301	1,888,080
Party City Holdco, Inc.*(a)	155,251	2,157,989

		10,791,158

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	160,273	27,542,915

Textiles, Apparel & Luxury Goods — 1.1%
Fossil Group, Inc.*(a)	32,630	231,020
Kering (France)	11,247	4,987,436
Steven Madden Ltd.*	11,382	486,581
Tapestry, Inc.	104,355	4,350,560
Vera Bradley, Inc.*	69,397	614,163

		10,669,760

Thrifts & Mortgage Finance — 0.3%
OceanFirst Financial Corp.	10,608	294,372
Provident Financial Services, Inc.	56,597	1,547,362
WSFS Financial Corp.	13,824	699,494

		2,541,228

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc.*	74,274	4,759,478
Univar, Inc.*	150,856	4,444,218

		9,203,696

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC (United Kingdom), ADR(a)	182,878	5,628,985

TOTAL LONG-TERM INVESTMENTS (cost $669,129,433)		987,298,171

SHORT-TERM INVESTMENTS — 7.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	23,611,335	23,611,335
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $55,514,053; includes $55,458,889 of cash collateral for securities on loan)(b)(w)	55,512,371	55,517,922

TOTAL SHORT-TERM INVESTMENTS (cost $79,125,388)		79,129,257

TOTAL INVESTMENTS — 104.9% (cost $748,254,821)		1,066,427,428
Liabilities in excess of other assets — (4.9)%		(49,757,468)

NET ASSETS — 100.0%		$1,016,669,960

The following abbreviations are used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt
REIT(s)	Real Estate Investment Trust(s)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,947,334; cash collateral of $55,458,889 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,755,081	$—	$—
Air Freight & Logistics	9,354,687	—	—
Airlines	1,995,041	—	—
Auto Components	1,335,249	—	—
Automobiles	5,200,416	—	—
Banks	109,673,680	—	—
Beverages	546,993	—	—
Biotechnology	23,400,691	—	—
Building Products	6,557,046	—	—
Capital Markets	12,655,447	—	—
Chemicals	21,384,782	—	—
Commercial Services & Supplies	6,656,280	—	—
Communications Equipment	8,595,315	—	—
Construction & Engineering	1,002,545	—	—
Construction Materials	5,890,048	—	—
Consumer Finance	11,874,310	—	—
Containers & Packaging	4,227,727	—	—

Distributors	786,389	—	—
Diversified Consumer Services	374,010	—	—
Diversified Telecommunication Services	4,266,841	—	—
Electric Utilities	17,045,443	—	—
Electrical Equipment	5,526,891	—	—
Electronic Equipment, Instruments & Components	12,378,705	—	—
Energy Equipment & Services	10,616,697	—	—
Equity Real Estate Investment Trusts (REITs)	34,365,547	—	—
Food & Staples Retailing	13,128,146	—	—
Food Products	15,538,837	—	—
Health Care Equipment & Supplies	14,529,386	—	—
Health Care Providers & Services	28,459,131	—	—
Health Care Technology	215,135	—	—
Hotels, Restaurants & Leisure	39,151,367	—	—
Household Durables	3,972,154	—	—
Household Products	7,846,948	—	—
Insurance	20,414,676	—	—
Internet & Direct Marketing Retail	34,235,507	—	—
Internet Software & Services	65,519,587	13,015,639	—
IT Services	41,118,382	—	—
Life Sciences Tools & Services	5,829,324	—	—
Machinery	17,509,796	—	—
Media	21,985,134	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,264,024	—	—
Multiline Retail	313,821	—	—
Oil, Gas & Consumable Fuels	37,018,314	—	—
Personal Products	9,328,342	—	—
Pharmaceuticals	36,880,485	—	—
Professional Services	5,472,593	—	—
Real Estate Management & Development	2,821,500	—	—
Road & Rail	7,234,584	—	—
Semiconductors & Semiconductor Equipment	48,799,168	—	—
Software	84,852,588	—	—
Specialty Retail	10,791,158	—	—
Technology Hardware, Storage & Peripherals	27,542,915	—	—
Textiles, Apparel & Luxury Goods	5,682,324	4,987,436	—
Thrifts & Mortgage Finance	2,541,228	—	—
Trading Companies & Distributors	9,203,696	—	—
Wireless Telecommunication Services	5,628,985	—	—
Affiliated Mutual Funds	79,129,257	—	—

Total	$1,048,424,353	$18,003,075	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.